MAJOR CUSTOMERS AND SUPPLIERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item customer	Dec. 31, 2021 CNY (¥) item customer	Dec. 31, 2020 CNY (¥) customer item
REVENUE
Revenue	¥ 9,325,631	¥ 7,818,681	¥ 5,738,972
Number of Suppliers | item	1	1	2
Revenues | Customer concentration
REVENUE
Number of contracting customers generated over 10% of the Company's total revenues | customer	4	4	3
Revenues | Customer concentration | Customer A
REVENUE
Revenue	¥ 1,895,877	¥ 1,736,295	¥ 1,347,165
Revenues | Customer concentration | Customer B
REVENUE
Revenue	1,595,777	964,414	847,620
Revenues | Customer concentration | Customer C
REVENUE
Revenue	1,130,799	873,378	¥ 674,621
Revenues | Customer concentration | Customer D
REVENUE
Revenue	¥ 1,031,102	¥ 785,528